Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 12, 2012
Central Index Key	0001474103
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Document Creation Date	Oct. 12, 2012
Document Effective Date	Oct. 15, 2012
Prospectus Date	Oct. 31, 2012